ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Trade payables	$ 167,127	$ 158,317
Wages payable	58,068	51,588
Accrued liabilities	95,860	102,957
Other liabilities	42,746	32,710
Total accounts payable and accrued liabilities	$ 363,801	$ 345,572